Defined Contribution Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Defined Contribution Plan

8. DEFINED CONTRIBUTION PLAN

Effective January 1, 2016, the Company established a 401(k) plan for qualifying employees; employee contributions are voluntary. Company contributions to the plan for the nine months ended September 30, 2020 and 2019 were $0 and $0, respectively.

9. DEFINED CONTRIBUTION PLAN

Effective January 1, 2016, the Company established a 401(k) retirement and profit-sharing plan for qualifying employees. Employees can voluntarily elect to contribute to the Plan. The Company contributions to the profit-sharing plan for the years ended December 31, 2019 and 2018 were $29,800 and $8,700, respectively.